Property and Equipment Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 267,915	$ 247,885
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(199,534)	(167,397)
Property and equipment	66,998	68,381	80,488
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		222,309	204,840
3570 Computer and office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		21,243	21,060
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		8,736	5,847
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		8,714	9,370
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,913	6,768
Capital Leases Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		5,718	8,215
Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 11,347	$ 9,181